SHARE CAPITAL AND DIVIDENDS	6 Months Ended
Jun. 30, 2018
Equity [Abstract]
SHARE CAPITAL AND DIVIDENDS
SHARE CAPITAL AND DIVIDENDS

In January 2018, we issued 2,000,000 common shares to Hemen Holding Limited, a company indirectly controlled by trusts established by Mr. Fredriksen, our director, for the benefit of his immediate family ("Hemen") to satisfy the purchase price in connection with the delivery of the Golden Monterrey, a Capesize vessel acquired from affiliates of Hemen.

In March 2018, we issued 50,000 shares in relation to our 2016 share option plan.

Following the share issuances, 144,247,697 ordinary shares were outstanding as of June 30, 2018 (December 31, 2017: 142,197,697 ordinary shares), each with a par value of $0.05.

In the six months ended June 30, 2018, we paid an aggregate of $28.9 million in dividends to our shareholders. Refer to "Note 20 Subsequent events" for any subsequent dividend declarations.